Capital management and solvency (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Capital Ratios of Aegon's Operating Units
Capital ratios of Aegon’s main operating units

	December 31, 2024 1	December 31, 2023

US RBC ratio	443%	432%

Scottish Equitable Plc (UK) Solvency II ratio	186%	187%

1	The capital ratios are estimates and are not final until filed with the respective supervisory authority.

Summary of Composition of Available Own Funds Across Tiers	The Eligible Own Funds equal the Available Own Funds after applying any Own Funds eligibility restrictions.

	December 31, 2024 1	December 31, 2023

Group Eligible Own Funds	14,030	14,250

Group SCR	7,466	7,366

Group solvency ratio 2	188%	193%

1	The solvency ratios are estimates and are not final until filed with the respective supervisory authority.
2	Including our share of a.s.r. Excess of Assets over Liabilities (minus own shares and minus minority interests) and SCR in our Group Solvency numbers.

Summary of Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio
The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:

	Note	2024	2023

Total shareholders’ equity	25	7,215	7,475

Non-controlling interests and share options not yet exercised	26, SOFP 2	221	203

CSM after tax	29	6,975	6,403

Adjusted valuation equity		14,411	14,080

Perpetual contingent convertible securities	26	500	500

Junior perpetual capital securities	26	923	923

Perpetual cumulative subordinated bonds	26	454	454

Subordinated Borrowings	27	1,653	2,244

Trust pass-through securities	28	113	111

Currency revaluation other equity instruments 1		52	50

Hybrid leverage		3,695	4,282

Senior debt	31 3	1,507	782

Senior leverage		1,507	782

Total gross financial leverage		5,201	5,064

		-

Total capitalization		19,612	19,144

Gross financial leverage ratio		26.5%	26.5%

Fixed Charge Coverage		6.4 x	6.5 x

1	Other equity instruments that are denominated in foreign currencies are, for the purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
2	Non-controlling interests are disclosed in the statement of financial position.
3	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (26) million (2023: EUR 19 million).